Temporary Equity and Stockholders' Deficiency - Schedule of Warrants Outstanding and Exercisable (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	8,061,227	566,742
Warrants Exercisable, Number of Warrants	8,061,227	566,742
Range of Exercise Price 0.34 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 0.34
Warrants Outstanding Exercisable, Description	Common Stock
Warrants Outstanding, Number of Warrants	7,653,276
Warrants Exercisable, Weighted Average Remaining Life in Years	1 year
Warrants Exercisable, Number of Warrants	7,653,276
Range of Exercise Price 2.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 2.00	$ 2.00
Warrants Outstanding Exercisable, Description	Common Stock	Common Stock
Warrants Outstanding, Number of Warrants	281,660	440,451
Warrants Exercisable, Weighted Average Remaining Life in Years	10 months 25 days	1 year 2 months 12 days
Warrants Exercisable, Number of Warrants	281,660	440,451
Range of Exercise Price 2.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 2.50	$ 2.50
Warrants Outstanding Exercisable, Description	Common Stock	Common Stock
Warrants Outstanding, Number of Warrants	126,291	126,291
Warrants Exercisable, Weighted Average Remaining Life in Years	6 months	1 year 2 months 12 days
Warrants Exercisable, Number of Warrants	126,291	126,291